SHAREHOLDERS DEFICIT (Details Narrative) - USD ($)				1 Months Ended
	Jul. 27, 2021	Apr. 19, 2021	Mar. 11, 2021	Nov. 28, 2021	Dec. 31, 2021	Apr. 13, 2021	Dec. 31, 2020	Oct. 23, 2020	Oct. 19, 2020
Common Stock Shares Issued		150,000		100,000
Voting Rights			110.00%
Performence Reward Total				$ 60,000
Common Stock Shares Authorized				100,000	500,000,000		500,000,000
Unissued Shares					350,000		600,000
Common Stock Par Value					$ 0.001		$ 0.001
Common Stock, Shares Outstanding					176,168,548		340,268,500
Current Market Price		$ 0.2781		$ 0.6	$ 0.6
Common Stock Shares Issued For Legal Services		150,000
Legal Service		$ 41,715
Comon Stock Shares Issued					176,168,548		340,268,500
Stock Option Plan [Member]
Common Stock Par Value									$ 0.21
Comon Stock Shares Issued									20,000,000
Consultants and Service Providers
Common Stock Par Value					$ 0.001			$ 0.21
Comon Stock Shares Issued								19,400,000
EMA Financial LLC [Member]
Common Stock Shares Issued For Conversion On Convertible Bond, Shares	4,650,048
Common Stock Shares Issued For Conversion On Convertible Bond, Amount	$ 38,197
Preferred Class A Stock
Purchase Shares Of Common Stock						169,000,000
Preferred Stock Shares Authorized					175,000,000		175,000,000
Preferred Stock, Shares Issued					1		0
Preferred Stock, Shares Outstanding					1		0
Preferred Stock Par Value					$ 0.001		$ 0.001
Class A Preferred Stock [Member]
Preferred Stock Shares Authorized					175,000,000
Preferred Stock, Shares Issued					1		0
Preferred Stock, Shares Outstanding					1		0
Preferred Stock Par Value					$ 0.001
Mr. Leung [Member]
Capital Stock Authorized						169,000,000